Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 13,000	$ 8,525		$ 11,777
Restricted cash (included in Other assets)	350	350		350
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 13,350	$ 8,875	$ 4,320	$ 12,127	$ 9,664